Stockholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		4 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Apr. 05, 2017	Apr. 08, 2016	Apr. 22, 2015	Jul. 30, 2015	Oct. 10, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net proceeds from sale of treasuy stock						$ 10,853	$ 0	$ 0
Preferred Shares - par value						$ 1	$ 1
Common shares offered				2,626,357				2,626,357
Common shares issued, price per share				$ 9.7881
Net proceeds from issuance of preferred shares						$ 111,029	$ 0	$ 81,784
Stock compensation expense						$ 487	$ 510	$ 0
Number of RSUs issuable under incentive plan								868,950
8.75% Series D Preferred Shares
Preferred Shares - shares issued			3,400,000			3,424,803	3,400,000
Preferred Shares - par value			$ 1
Liquidation preference, per share			$ 25
Net proceeds from issuance of preferred shares			$ 81,784
Preferred stock dividend rate percentage						8.75%
Preferred Stock, Redemption Date						Apr. 29, 2020
Redemption price						$ 25
9.25% Series E Preferred Shares
Preferred Shares - shares issued	4,600,000					4,600,000
Preferred Shares - par value	$ 1
Liquidation preference, per share	$ 25
Net proceeds from issuance of preferred shares	$ 110,496
Preferred stock dividend rate percentage						9.25%
Treasury stock
Restricted shares granted to non-executive directors		87,500			110,000	110,000	87,500
Restricted shares vested to non-executive directors		87,500			110,000
Stock compensation expense		$ 500			$ 500
Treasury stock | Common shares
Sale of treasury stock						2,488,717
Net proceeds from sale of treasuy stock						$ 10,853
Treasury stock | 8.75% Series D Preferred Shares
Sale of treasury stock						24,803
Net proceeds from sale of treasuy stock						$ 533
Prior to May 28, 2027 | 9.25% Series E Preferred Shares
Preferred stock dividend rate percentage						9.25%
From and including May 28, 2027 and thereafter | 9.25% Series E Preferred Shares
Preferred stock dividend payment rate						three-month LIBOR plus a spread of 6.881%